General information - Revision of comparative figures (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity attributable to owners of the Company	€ 46,340		€ 46,340		€ 67,064
Deferred income	68,007		68,007		71,210
Revenue	1,370	€ 814	3,230	€ 2,874
Finance income and expense	363	599	289	940
Net result	(5,420)	(23,304)	(22,252)	(50,904)
Equity	46,340	68,017	46,340	68,017	66,680	€ 114,109
Changes in working capital	2,008	(3,607)	(46,660)	(572)
Accumulated Deficit
Net result			(22,636)	(51,127)
Equity	€ (395,732)	(367,008)	€ (395,732)	(367,008)	(379,110)	(316,890)
Increase (decrease) due to corrections of prior period errors
Equity attributable to owners of the Company					1,567
Deferred income					€ (1,567)
Revenue		(142)		(341)
Finance income and expense		1,219		2,938
Net result		1,077		2,597
Changes in working capital		€ 142		€ 341
Increase (decrease) due to corrections of prior period errors | Accumulated Deficit
Equity						€ 880